INCOME TAXES - Reconciliation between the effective income tax rate and statutory income tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rate of different jurisdictions	(3.09%)	(4.39%)	0.10%
Non-deductible expenses	(6.12%)	(17.98%)	(0.30%)
Effect of super deduction on R&D expenses	41.00%	34.83%	38.83%
Effect of change of valuation allowance	(56.77%)	(37.44%)	(63.56%)
Over provision for prior years		0.43%	0.12%
Income tax expenses	0.02%	0.45%	0.19%